Trade accounts receivable	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade accounts receivable

6	Trade accounts receivable

The Company’s average receivables term is 22 days (2024: 21 days) for the domestic market and 50 days (2024: 42 days) for the export market, therefore, the carrying value of the trade accounts receivable approximates their fair value.

The Company realizes part of its trade accounts receivable through the sale of trade accounts receivable to funds and financial institutions that acquire receivables. These operations are not entitled to recourse and the risks and benefits over the receivables are transferred and the trade accounts receivable are derecognized.

As of December 31, 2025, the amounts of trade accounts receivable transferred and derecognized maturing after December 31, 2025, were R$ 3.2 billion (2024: R$ 5 billion).

Loss recognized at the date of transfer of the abovementioned receivables was R$ 90 (2024: R$ 73), recorded under “Financial expenses”.

	Note	2025	2024
Customers
Domestic market
Third parties		1,625	1,802
Related parties	8	15	103
		1,640	1,905
Foreign market
Third parties		1,988	1,727
		1,988	1,727

Expected credit losses	(i)	(173)	(70)
Total		3,455	3,562

(i) The Company recognizes provision for expected credit losses (“ECL”) for trade accounts receivable based on the criteria and assumptions presented below, by applying a matrix of ECL measurement, using information that reflect current and future conditions, to the extent such data are available.

(ii) Criterion	Assumptions
Receivables overdue for up to 180 days and coming due, weighing each client’s operation risk	Percentages defined for receivables are based on the historical average delay in the last two years for the similar maturity periods and risk rating.
Receivables under renegotiation process	The provisioning percentage for renegotiations considers a performance study of past renegotiations, adjusted to each specific case.
Receivables overdue for more than 180 days, receivables in collection by the courts and receivables from clients classified as very high risk	For these receivables, the Company understands there was significant deterioration of credit risk, and the loss is estimated at the total value of the receivables.

In credit risk management, guarantees are pledged by the counterparties, which mainly consist of sureties and letter of credit granted by prime banks (Only banks with the minimum risk classification equal to BBB- by Fitch Rating or BBB- by Standard & Poor’s), credit insurance and mortgage assets. The guarantees obtained by the Company did not change significantly as of December 31, 2025, and 2024. The guarantees received are considered in measuring both the credit risk of each counterparty and the ECL.

Details of the policy for defining credit risk per client are disclosed in Note 18.6.

The table below shows ECL by maturity:

			2025			2024
	Trade accounts receivable	Expected credit losses	Total	Trade accounts receivable	Expected credit losses	Total
Accounts receivables not past due	2,988	(2)	2,986	2,962	(25)	2,937
Past due securities:
Up to 90 days	461	(2)	459	582	(1)	581
91 to 180 days	136	(126)	10	46	(2)	44
More than 180 days	43	(43)		42	(42)

Total	3,628	(173)	3,455	3,632	(70)	3,562

The changes in the expected credit losses are presented below:

		2025	2024	2023

Balance of provision at the beginning of the year		(70)	(185)	(112)
Provision in the year	(i)	151)	(104)	(195)
Reversal in the year		33	202	112
Write-offs		15		14
Additions by business combination				(4)
Write-off due to the disposal of subsidiaries			17
Balance of provision at the end of the year		(173)	(70)	(185)

(i) In 2025, the Company set up an additional provision for doubtful accounts in the amount of R$ 120, related to a single client undergoing court-supervised reorganization.

Write-off

The gross carrying amount of a financial asset is written off when the Company has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof.